Cost of Sales - Disclosure of Production Expenses (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2020 ARS ($)
Ferrosur Roca S.A. [member]
Disclosure of expenses by nature [line items]
Work and production assistance	$ 95,879